Long-term debt - Changes in consolidated long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Long-term debt
Initial debt balance		$ 10,681,880	$ 10,676,708	$ 8,984,336
Increase in debt	$ 152,768	2,750,000		3,200,000
Amortization of debt securities				(1,500,000)
Payment of commissions and other expenses	$ (547)	(9,845)		(10,640)
Amortization of expenses		(6,324)	(5,172)	(3,012)
Ending balance of debt		$ 13,428,359	$ 10,681,880	$ 10,676,708